Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions
The fair value of the purchase price and preliminary allocation of the purchase price is as follows (in thousands):

Cash	$9,176
Term loan	10,000
Fair value of Ashford Inc. common stock	5,063
Fair value of contingent consideration	1,196
Purchase price consideration	25,435
Fair value of redeemable noncontrolling interest	2,724
Fair value of noncontrolling interest	324
Total fair value of purchase price	$28,483

The fair value of the purchase price and preliminary allocation of the purchase price is as follows (in thousands):

Cash	$9,176
Term loan	10,000
Fair value of Ashford Inc. common stock	5,063
Fair value of contingent consideration	1,196
Purchase price consideration	25,435
Fair value of redeemable noncontrolling interest	2,724
Fair value of noncontrolling interest	324
Total fair value of purchase price	$28,483

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

	Fair Value	Estimated Useful Life
Current assets including cash	$6,564
Furniture, fixtures and equipment	9,020	5 years
Goodwill	12,321
Trademarks	3,201
Customer relationships	6,519	7 years
Other assets	129
Total assets acquired	37,754
Current liabilities	7,080
Notes payable, current	445
Deferred income	1,213
Note payable, non-current	533
Total assumed liabilities	9,271
Net assets acquired	$28,483

	Fair Value	Estimated Useful Life
Cash	$129
Furniture, fixtures and equipment	170	3 years
Customer relationships	175	5 years
Goodwill	782
Total assets acquired	1,256
Line of credit	100
Note payable	375
Other assumed liabilities, net	356
Total assumed liabilities	831
Net assets acquired	$425

	Fair Value	Estimated Useful Life
Current assets including cash	$6,664
Furniture, fixtures and equipment	9,020	5 years
Goodwill	12,165
Trademarks	3,201
Customer relationships	6,519	7 years
Other assets	129
Total assets acquired	37,698
Current liabilities	7,024
Notes payable, current	445
Deferred income	1,213
Note payable, non-current	533
Total assumed liabilities	9,215
Net assets acquired	$28,483
The fair value of the equity consideration of $425,000 is allocated as follows (in thousands):

	Fair Value	Estimated Useful Life
Cash	$129
Furniture, fixtures and equipment	170	3 years
Customer relationships	175	5 years
Goodwill	782
Total assets acquired	1,256
Line of credit	100
Note payable	375
Other assumed liabilities, net	356
Total assumed liabilities	831
Net assets acquired	$425

Pro Forma Information

	Three Months Ended March 31,
	2018	2017
Total revenue	$48,168	$33,101
Net income (loss)	(5,835)	(1,237)
Net income (loss) attributable to the Company	(5,723)	(1,233)
Pro forma income (loss) per share:
Basic	$(2.73)	$(0.59)
Diluted	$(2.84)	$(0.75)
Pro forma weighted average common shares outstanding (in thousands):
Basic	2,094	2,085
Diluted	2,115	2,120

The following table reflects the unaudited pro forma results of operations as if the J&S and Pure Rooms acquisitions had occurred and the applicable indebtedness was incurred on January 1, 2016, and the removal of $1.0 million and $170,000 of transaction costs directly attributable to the acquisitions for the years ended December 31, 2017 and December 31, 2016, respectively (in thousands):

	Year Ended December 31,
	2017	2016
Total revenue	$138,638	$131,547
Net income (loss)	(19,213)	(12,120)
Net income (loss) attributable to common stockholders	(17,489)	(2,089)
Pro forma income (loss) per share:
Basic	$(8.37)	$(1.00)
Diluted	$(8.88)	$(2.35)
Weighted average common shares outstanding (in thousands):
Basic	2,090	2,082
Diluted	2,120	2,279